Financial Assets and Liabilities - Schedule of sensitivity analysis for types of risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Fair Value change of the Exchange and Capped Call Derivatives:	$ (37,366)	$ (46,888)
Capped Call | Currency risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Capped Call | Equity price risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Capped Call | Equity price risk | Effect on other non-operating expense, net
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ 184,784	$ 116,343
Hypothetical increase in fair value	$ (192,641)	$ (122,443)
Equity Investments | Equity price risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Equity Investments | Equity price risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ (10,019)	$ (5,893)
Hypothetical increase in fair value	10,019	5,893
Debt investments | Currency risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	(26,999)	(22,526)
Hypothetical increase in fair value	$ 26,999	$ 22,526
Debt investments | Interest rate risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	1.00%	1.00%
Hypothetical increase in risk variable (as a percent)	1.00%	1.00%
Debt investments | Interest rate risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ (5,397)	$ (2,285)
Hypothetical increase in fair value	$ 1,617	$ 2,285
Historical volatility for shares, measurement input | Bottom of range | Level 3 | Derivatives | Capped Call
Disclosure of financial assets [line items]
Stock price volatility range as of fiscal year end	39.20%	43.80%
Historical volatility for shares, measurement input | Top of range | Level 3 | Derivatives | Capped Call
Disclosure of financial assets [line items]
Stock price volatility range as of fiscal year end	42.80%	47.30%